Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income (loss) attributable to Arcos Dorados Holdings Inc.	$ 45,486	$ (149,451)	$ 79,896
Non-cash charges and credits:
Depreciation and amortization	120,394	126,853	123,218
Loss (gain) from derivative instruments	5,183	2,297	(439)
Amortization and accrual of letter of credit fees and deferred financing costs	4,247	3,505	3,190
Gain of property and equipment sales	(1,428)	(201)	(664)
Deferred income taxes	(16,066)	471	(7,974)
Foreign currency exchange results	4,031	35,928	(11,656)
Accrued net share-based compensation expense	758	1,360	4,060
Impairment of long-lived assets and goodwill	1,573	7,721	9,063
Write-offs of property and equipment	3,095	4,501	4,733
Gain on Sales of restaurants businesses	0	0	(5,078)
Gain on contribution of businesses in equity method investment	(8,501)	0	0
Others, net	6,707	(10,234)	(955)
Changes in assets and liabilities:
Accounts payable	78,201	(23,993)	39,434
Accounts and notes receivable and other receivables	(4,689)	(13,210)	(27,988)
Inventories, prepaid and other assets	(38,655)	(25,032)	(21,802)
Income taxes payable	41,530	(5,825)	10,931
Other taxes payable	14,211	13,014	20,891
Accrued payroll and other liabilities and provision for contingencies	29,992	16,755	1,320
Royalties payable to McDonald’s Corporation	(27,167)	28,981	2,979
Others	(858)	2,526	322
Net cash provided by operating activities	258,044	15,966	223,481
Investing activities
Property and equipment expenditures	(114,999)	(86,311)	(265,235)
Purchases of restaurant businesses paid at acquisition date	(185)	(3,833)	(2,658)
Proceeds from sales of property and equipment and related advances	1,987	800	3,340
Proceeds from sales of restaurant businesses and related advances	0	0	4,818
Other investing activity	4,918	638	(1,256)
Net cash used in investing activities	(108,279)	(88,706)	(260,991)
Financing activities
Issuance of 2027 Notes	0	153,375	0
Collection of derivative instruments	23,240	0	0
Dividend payments to Arcos Dorados Holdings Inc. shareholders	(21)	(10,220)	(22,425)
Net short-term borrowings	0	(10,578)	13,159
Treasury stock purchases	0	0	(13,965)
Other financing activities	(6,550)	(6,568)	(6,401)
Net cash (used in) provided by financing activities	(17,926)	126,009	(29,632)
Effect of exchange rate changes on cash and cash equivalents	(18,998)	(9,160)	(8,260)
Increase (decrease) in cash and cash equivalents	112,841	44,109	(75,402)
Cash and cash equivalents at the beginning of the year	165,989	121,880	197,282
Cash and cash equivalents at the end of the year	278,830	165,989	121,880
Supplemental cash flow information:
Interest	52,578	57,066	52,458
Income tax	34,543	22,502	34,092
Non-cash investing and financing activities:
Stock dividend distribution to Arcos Dorados Holdings Inc.’ Shareholders, at cost	20,180	20,453	0
Seller financing pending of payment and settlement of franchise receivables related to purchases of restaurant businesses	0	1,606	905
Contribution of businesses in equity method investment	11,012	0	0
2027 Notes
Financing activities
Repayments of senior notes	(18,364)	0	0
2023 Notes
Financing activities
Repayments of senior notes	$ (16,231)	$ 0	$ 0